PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Property, plant and equipment [abstract]
Balance as of January 1			$ 3,016	$ 2,898
Additions	$ 607	$ 210	800	361
Modifications and re-assessments			53	36
Disposals			(16)	(22)
Divestment and reclassification as held for sale			(96)	(66)
Depreciation			(280)	(264)
(Impairment) / reversal of impairment			(3)	(1)
Currency translation			(21)	(95)
Transfers			(7)	(1)
Balance as of June 30	$ 3,446	$ 2,846	$ 3,446	$ 2,846